FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS [Abstract]
Fair Values of Assets and Liabilities
Assets and liabilities measured or reported at fair value on a recurring basis are summarized below:

	Fair value measurement as of December 31, 2020
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held to maturity investments	100,071	–	286	100,357
Available-for-sale investments	5,688	–	21,357	27,045
Equity securities	76,000	–	–	76,000
Other assets	–	–	19,024	19,024
Share appreciation rights	(11,640)	–	–	(11,640)
	170,119	–	40,667	210,786

	Fair value measurement as of December 31, 2021
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held to maturity investments	937,741	–	450	938,191
Available-for-sale investments	185,929	–	34,376	220,305
Equity securities	13,184	–	–	13,184
Investments carried at fair value	–	–	178,298	178,298
Other assets	–	–	11,711	11,711
Derivative assets(1)	–	694	–	694
Share appreciation rights	(15,401)	–	–	(15,401)
	1,121,453	694	224,835	1,346,982

(1)	Included in accrued expenses and other assets in the consolidated balance sheets and not designated as hedges.

Reconciliations of Assets and Liabilities Categorized within Level 3
Reconciliations of assets and liabilities categorized within Level 3 under the fair value hierarchy are as follow:

$
Available-for-sale investments
Balance as of January 1, 2019	70,374
Addition	72,000
Net investment loss included in earnings	(1,087)
Net unrealized loss included in other comprehensive income	(12,869)
Balance as of December 31, 2019	128,418
Addition	20,429
Conversion into ordinary shares of investees	(72,000)
Net investment loss included in earnings	(51,000)
Net unrealized loss included in other comprehensive income	(4,490)
Balance as of December 31, 2020	21,357
Addition	35,298
Conversion into ordinary shares of investee	(21,340)
Net unrealized loss included in other comprehensive income	(958)
Translation gain included in other comprehensive income	19
Balance as of December 31, 2021	34,376

Investments carried at fair value
Balance as of January 1, 2019, January 1, 2020 and December 31, 2020	–
Addition	151,227
Net investment gain included in earnings	27,071
Balance as of December 31, 2021	178,298

Other assets
Balance as of January 1, 2019 and January 1, 2020	–
Acquisition of subsidiaries	8,860
Additions	13,340
Disposals	(363)
Write-down included in earnings	(3,713)
Foreign exchange gain included in earnings	900
Balance as of December 31, 2020	19,024
Additions	186
Disposals	(3,513)
Write-down included in earnings	(3,627)
Foreign exchange loss included in earnings	(359)
Balance as of December 31, 2021	11,711